Ordinary shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 16, 2024 shares	Dec. 15, 2023 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022	Apr. 26, 2021 $ / shares shares
Ordinary shares
Ordinary shares, shares authorized				500,000,000,000		500,000,000,000		95,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0000001		$ 0.0000001		$ 0.0000001
Ordinary shares, shares issued				5,658,952,794		5,621,490,964
Ordinary shares, shares outstanding				5,658,952,794		5,621,490,964
Aggregate consideration of share repurchased | ¥			¥ 40,757
ADS
Ordinary shares
Share repurchase program, authorized, amount | $					$ 50,000
Stock repurchased during period, shares			1,631,205	1,631,205
Aggregate consideration of share repurchased | ¥			¥ 40,758,000
Class A Ordinary Shares
Ordinary shares
Number of underlying shares represented by one ADS				35		35	35
IPO | ADS
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0000001
Shares issued		4,000,000
Net proceeds | $		$ 62,000
IPO | Class A Ordinary Shares
Ordinary shares
Shares issued		140,000,000
Number of underlying shares represented by one ADS		35
Overallotment | ADS
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0000001
Shares issued	455,000
Net proceeds			¥ 455,000	$ 6,559
Overallotment | Class A Ordinary Shares
Ordinary shares
Shares issued	15,925,000
Number of underlying shares represented by one ADS				35
Previously reported
Ordinary shares
Ordinary shares, shares authorized				500,000,000,000		500,000,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0000001		$ 0.0000001
Ordinary shares, shares issued				5,658,952,794		5,621,490,964
Ordinary shares, shares outstanding				5,658,952,794		5,621,490,964